Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes 1	16.50%
Income Taxes 2	25.00%
Income Taxes 3	10.00%
Income Taxes 4	5.00%
Income Taxes 5	34.00%
Income Taxes 6	$ 15,200,000
Income Taxes 7	1,700,000
Income Taxes 8	8,100,000
Income Taxes 9	1,420,289
Income Taxes 10	1,100,000
Income Taxes 11	396,000
Income Taxes 12	$ 1,500,000